FAIR VALUE OF ASSETS AND LIABILITIES - Additional Information about Level 3 Loans and Payable to Investors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loans At Fair Value
Beginning balance	¥ 54,049	¥ 73,734
Origination of loans	1,494,096	56,147
Collection of principals	(772,398)	(92,673)
Change in fair value	¥ (97,912)	¥ 16,841
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)
Ending balance	¥ 677,835	¥ 54,049
Payable to investors At Fair Value
Beginning balance		50,686
Contribution from investors of the consolidated ABFE	450,000
Interest and penalties received	58,481	11,249
Deductible expenses associated with the consolidated ABFE operation	(5,815)	(5,216)
Principal and interest payments to investors of Consolidated ABFE	(7,770)	(92,480)
Changes in fair value	(52,220)	(2,059)
Amount due to related parties (i)	3,086	37,820
Ending balance	445,762
Investors
Payable to investors At Fair Value
Amount due to related parties (i)	1,517	4,603
ABFE
Payable to investors At Fair Value
Amount due to related parties (i)	¥ 1,517	¥ 4,603